Condensed Interim Consolidated Statements of Income (loss) and Comprehensive Income (loss) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Condensed Interim Consolidated Statements of Income (loss) and Comprehensive Income (loss) (Unaudited)
Revenue	$ 16,045,049	$ 10,133,280	$ 35,234,572	$ 21,829,246
Cost of sales	11,641,387	6,547,235	24,833,233	13,580,839
Gross profit	4,403,662	3,586,045	10,401,339	8,248,407
EXPENSES
Salaries, consulting and management fees	4,911,533	2,413,028	13,434,380	7,442,140
Player compensation	578,034	426,705	1,604,832	1,315,745
Professional fees	529,007	437,672	957,057	1,425,585
Advertising and promotion	212,961	2,780,025	864,617	3,239,090
Office and general	1,351,182	790,666	3,222,909	2,172,181
Technology expenses	155,798	0	314,712	0
Amortization and depreciation	1,023,849	669,490	2,650,013	2,030,108
Share-based payments	405,907	265,105	1,288,292	1,206,332
Interest expense	265,350	55,373	528,016	270,185
(Gain) loss on foreign exchange	(223,820)	(20,695)	(2,202)	(66,675)
Change in provision for reclamation deposit	0	15,403	0	15,403
Transaction costs	688,935	0	2,186,916	(42,822)
Arbitration settlement reserve	(212,234)	0	(951,878)	0
Restructuring costs	92,334	0	386,620	0
Legal settlement	3,381	0	187,105	0
Change in fair value of warrant liability	(133,216)	0	(1,844,094)	0
Change in fair value of convertible debt	(86,127)	0	(541,136)	0
Total expense	10,010,514	7,832,772	24,290,563	19,050,094
Net loss for the period before discontinued operations and taxes	(5,606,852)	(4,246,727)	(13,889,224)	(10,801,687)
Income tax recovery	11,469	17,770	16,496	54,276
Net loss for the period before discontinued operations	(5,595,383)	(4,228,957)	(13,872,728)	(10,747,411)
DISCONTINUED OPERATIONS
Gain on disposition of assets available for sale	0	46,915	0	46,915
Gain (loss) from discontinued operations	534,288	0	(358,194)	0
Net loss for the period from discontinued operations	534,288	46,915	(358,194)	46,915
Net loss for the period	(5,061,095)	(4,182,042)	(13,514,534)	(10,700,496)
Items that will subsequently be reclassified to operations:
Foreign currency translation	212,040	(372,085)	(100,687)	(507,302)
Total comprehensive loss for the period	(4,849,055)	(4,554,127)	(13,413,847)	(11,207,798)
(Loss) profit for the period attributable to:
Owners of the parent	(5,061,095)	(4,182,042)	(13,514,534)	(10,714,214)
Non-controlling interest	0	0	0	13,718
Profit loss attributable to noncontrolling interests	$ (5,061,095)	$ (4,182,042)	$ (13,514,534)	$ (10,700,496)
Basic and diluted net loss per share - continuing operations	$ (0.43)	$ (0.75)	$ (1.32)	$ (2.04)
Basic and diluted net loss per share - discontinued operations	0.04	0.01	(0.03)	0.01
Basic and diluted net loss per share	$ (0.39)	$ (0.74)	$ (1.29)	$ (2.03)
Weighted average number of common shares outstanding - basic and diluted	12,925,828	5,626,966	10,510,845	5,268,210